PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Solution 2045 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 9.6%
30,876  Health Care Select
Sector SPDR Fund
$ 4,508,205
1.0
513,598  Vanguard FTSE
Developed Markets
ETF
26,106,186
6.0
146,042  Vanguard FTSE
Emerging Markets ETF
6,609,861
1.5
78,816  Vanguard Long-Term
Treasury ETF
4,540,590
1.1
Total Exchange-Traded
Funds
(Cost $38,865,718)
41,764,842
9.6
MUTUAL FUNDS: 90.4%
Affiliated Investment Companies: 90.4%
1,298,804  Voya High Yield Bond
Fund - Class R6
8,935,772
2.0
1,802,711  Voya Intermediate
Bond Fund - Class R6
15,791,751
3.6
2,736,441  Voya Large Cap Value
Portfolio - Class R6
17,786,868
4.1
2,264,389  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
21,806,070
5.0
6,436,914  Voya Multi-Manager
International Equity
Fund - Class I
70,033,629
16.0
1,677,334  Voya Multi-Manager
Mid Cap Value Fund
- Class I
15,582,433
3.6
231,540  Voya Russell
TM
Large
Cap Growth Index
- Class I
17,073,725
3.9
83,410  Voya Small Cap
Growth Fund - Class
R6
3,173,736
0.7
385,283  Voya Small Company
Fund - Class R6
5,382,401
1.2
7,522,267  Voya U.S. Stock Index
Portfolio - Class I
145,856,761
33.4
625,248  VY
®
Invesco Comstock
Portfolio - Class I
13,305,282
3.0
1,169,643  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
33,007,316
7.6
1,393,290  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
14,824,607
3.4
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
142,217  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 12,704,247
2.9
Total Mutual Funds
(Cost $364,628,299)
395,264,598
90.4
Total Long-Term
Investments
(Cost $403,494,017)
437,029,440
100.0
Total Investments in
Securities
(Cost $403,494,017) $ 437,029,440 100.0
Assets in Excess of
Other Liabilities 211,565 0.0
Net Assets $ 437,241,005 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Solution 2045 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 41,764,842 $ — $ — $ 41,764,842
Mutual Funds 395,264,598 — — 395,264,598
Total Investments, at fair value $ 437,029,440 $ — $ — $ 437,029,440
Other Financial Instruments+
Futures 71,297 — — 71,297
Total Assets $ 437,100,737 $ — $ — $ 437,100,737
Liabilities Table
Other Financial Instruments+
Futures $ (37,869) $ — $ — $ (37,869)
Total Liabilities $ (37,869) $ — $ — $ (37,869)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 9,160,542 $ 208,479 $ (364,729) $ (68,520) $ 8,935,772 $ 149,338 $ 17,353 $ —
Voya Intermediate Bond Fund -
Class R6
13,685,476 2,606,966 (715,110) 214,419 15,791,751 159,226 3,155 —
Voya Large Cap Value Portfolio -
Class R6
17,254,940 432,371 (340,837) 440,394 17,786,868 — 112,614 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
21,990,849 263,633 (1,320,858) 872,446 21,806,070 — (152,232) —
Voya Multi-Manager International
Equity Fund - Class I
71,480,587 668,803 (7,086,588) 4,970,827 70,033,629 — (172,695) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
12,848,639 3,407,219 (391,711) (281,714) 15,582,433 — (31,339) —
Voya Russell
TM
Large Cap Growth
Index - Class I
18,796,815 859,390 (417,889) (2,164,591) 17,073,725 — 283,395 —
Voya Short Duration Bond Fund -
Class R6
2,240,864 14,993 (2,253,456) (2,401) — 15,490 9,553 —
Voya Small Cap Growth Fund -
Class R6
6,260,812 65,084 (2,267,541) (884,619) 3,173,736 — 371,709 —
Voya Small Company Fund - Class
R6
9,647,052 157,667 (3,830,218) (592,100) 5,382,401 — 323,814 —
Voya U.S. Stock Index Portfolio -
Class I
145,368,445 10,807,283 (2,810,871) (7,508,096) 145,856,761 — 936,353 —
VY
®
Invesco Comstock Portfolio -
Class I
12,994,947 290,889 (330,416) 349,862 13,305,282 — 9,672 —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
33,864,702 436,543 (1,213,220) (80,709) 33,007,316 — 48,594 —

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya Solution 2045 Portfolio
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
$ 12,898,679 $ 3,416,008 $ (280,762) $ (1,209,318) $ 14,824,607 $ — $ 79,610 $ —
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
13,844,034 617,306 (289,514) (1,467,579) 12,704,247 — 99,579 —
$ 402,337,383 $ 24,252,634 $ (23,913,720) $ (7,411,699) $ 395,264,598 $ 324,054 $ 1,939,135 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2025, the following futures contracts were outstanding for Voya Solution 2045 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
E-mini Russell 2000 Index 21 06/20/25 $ 2,128,455 $ (35,688)
U.S. Treasury 5-Year Note 104 06/30/25 11,248,250 71,297
$ 13,376,705 $ 35,609
Short Contracts:
3-month SOFR (47) 09/16/25 (11,270,600) (2,144)
U.S. Treasury 2-Year Note (11) 06/30/25 (2,278,891) (37)
$ (13,549,491) $ (2,181)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 34,503,621
Gross Unrealized Depreciation (968,198)
Net Unrealized Appreciation $ 33,535,423